INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES
INVENTORIES

4.                  INVENTORIES

Inventories consisted of the following:

	At December 31,
	2012	2013
	$	$

Raw materials	69,340,896	$43,987,539
Work in progress	41,547,820	$40,004,269
Finished goods	207,614,743	$160,540,655
Total	318,503,459	$244,532,463

In 2011, 2012 and 2013, inventories were written down by $22,242,087, $39,555,386 and $40,588,365, respectively, to reflect the lower of cost or market.